Consolidated statement of comprehensive income (Parenthetical) € in Millions, £ in Millions	1 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)
Main Scheme
Disclosure of transactions between related parties [line items]
Contributions	£ 500
Decrease in equity	365
Ireland Pension Scheme
Disclosure of transactions between related parties [line items]
Net gain (loss) due to significant movements in underlying actuarial assumptions	(192)	€ (224)	£ 72	€ 81
UK Government Investments Ltd (UKGI) | Main Scheme
Disclosure of transactions between related parties [line items]
Contributions	500
Decrease in equity	£ 365